Cook Mayer Taylor
March 31, 1999
NASDAQ

Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
CUSIP
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount
Item 6
Investment
Discretion
Sole
Item 8
Voting
Authority
Sole
CompDent Corp.
COM
20449F103
473,750
37,900
X
37,900
First TN Natl. Corp.
COM
33716210
14,650
400
X
400
Kushner-Locke Co. WTS
 @6.86 07/23/01
COM
501337133
50,297
5,550
X
5,550
Metris Cos.
COM
591598107
347,023
8,595
X
8,595
Mindspring Enterprises
COM
60268310
59,383
690
X
690
Newport Corp.
COM
651824104
5,395,809
436,025
X
436,025
Tava Technologies, Inc.
COM
872169107
15,000
3,000
X
3,000
WinsLoew Furniture
COM
975377102
998,719
33,500
X
33,500



7,354,631.00